Financial assets and liabilities - Risk Management Strategy (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Interest rate risk [member]
Resonably possible increase in interest rates
Loss before income taxes	$ 125,000	$ 52,083